Borrowings, Non-Current Borrowings Maturity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Non-current [Abstract]
Non-current borrowings	$ 785,954	$ 1,025,023
Bottom of Range [Member]
Carrying amounts and fair values [Abstract]
Borrowings floating interest rate	1 month
Top of Range [Member]
Carrying amounts and fair values [Abstract]
Borrowings floating interest rate	3 months
Later than One year and not Later than Five Years [Member]
Non-current [Abstract]
Non-current borrowings	$ 517,013	649,710
Later than Five Years [Member]
Non-current [Abstract]
Non-current borrowings	$ 268,941	$ 375,313